INTANGIBLE ASSETS and GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS and GOODWILL (Details) [Line Items]
General and administrative expenses	$ 19,679,803	$ 10,389,710	$ 3,846,367
Recoverable amount	1,697,000
Asset acquistion fair value of intangible asset impairment loss	4,063,000
Goodwil	5,808,574	$ 0
Amortization [Member]
INTANGIBLE ASSETS and GOODWILL (Details) [Line Items]
General and administrative expenses	239,231
Transocean CGU [Member]
INTANGIBLE ASSETS and GOODWILL (Details) [Line Items]
Goodwil	10,792,483
Goodwill recoverable amount	4,933,322
Goodwill impairmen	5,551,429
Investment in lease amount	$ 307,732
YYC HK [Member]
INTANGIBLE ASSETS and GOODWILL (Details) [Line Items]
Cost of debt was estimated percent	5.00%
Overall discount rate	17.64%
Revenue growth	5 years
Cash flow projections included specific estimates terminal growth rate	5 years
Carrying amount	$ 389,099
YYC TH [Member]
INTANGIBLE ASSETS and GOODWILL (Details) [Line Items]
Cost of debt was estimated percent	6.35%
Overall discount rate	18.40%
Revenue growth	5 years
Cash flow projections included specific estimates terminal growth rate	5 years
Carrying amount	$ 251,642
PFS [Member]
INTANGIBLE ASSETS and GOODWILL (Details) [Line Items]
Cost of debt was estimated percent	5.50%
Overall discount rate	15.50%
Revenue growth	5 years
Cash flow projections included specific estimates terminal growth rate	5 years
Carrying amount	$ 1,709,438